Share-Based Payments	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 4. Share-Based Payments

The Company has in place a 2010 Equity Incentive Plan and a 2008 Equity Incentive Plan. In general, these plans provide for stock-based compensation in the form of (i) Non-statutory Stock Options; (ii) Restricted Stock Awards; and (iii) Stock Appreciation Rights to the Company’s employees, directors and non-employees. The plans also provide for limits on the aggregate number of shares that may be granted, the term of grants and the strike price of option awards.

Stock-based compensation in the amount of $657 and $941 was recognized for the three months ended January 31, 2015 and 2014, respectively and $2,284 and $1,968 for the nine months ended January 31, 2015 and 2014, respectively.  As of January 31, 2015, $158 of stock compensation is included within accrued liabilities line item on the balance sheet. Stock-based compensation expense was recognized as follows (in thousands):

	Three Months Ended		Nine Months Ended
	January 31,		January 31,
	2015	2014	2015	2014

General and administrative	$474	$866	$1,530	$1,686
Sales and marketing	114	63	447	189
Research and development	65	4	267	19
TOS cost of sales	2	2	20	12
POS cost of sales	2	6	20	62

Total stock-based compensation expense	$657	$941	$2,284	$1,968

Stock Option Grants

Black-Scholes assumptions used to calculate the fair value of options granted during the three and nine months ended January 31, 2015 and 2014 were as follows (in thousands):

	Three Months Ended		Nine Months Ended
	January 31,		January 31,
	2015	2014	2015	2014

Expected term in years	-	5 - 6	3 - 6	5 - 6
Risk-free interest rates	-	1.4% - 2.1%	0.79% - 1.94%	0.8% - 2.4%
Volatility	-	97% - 102%	85.8% - 102.1%	97% - 102%
Dividend yield	-	0%	0%	0%

The weighted average fair value of stock options granted during the three months ended January 31, 2015 and 2014 was nil and $0.97, respectively. The weighted average fair value of stock options granted during the nine months ended January 31, 2015 and 2014 was $0.67 and $0.96, respectively. The Company’s stock options activity for the nine months ended January 31, 2015 is as follows:

					Weighted
				Weighted	Average
		Directors		Average	Remaining	Aggregate
	Non-	and		Exercise	Contractual	Intrinsic
	Employees	Employees	Total	Price	Life (Years)	Value

Outstanding, May 1, 2014	765,000	22,586,037	23,351,037	$1.01	7.5	$985
Granted	80,000	1,013,175	1,093,175	0.72	5.9	-
Exercised	-	(3,750)	(3,750)	0.49
Forfeited	-	(101,250)	(101,250)	0.96
Expired	(150,000)	(199,204)	(349,204)	1.04

Outstanding, January 31, 2015	695,000	23,295,008	23,990,008	1.00	6.6	63

Vested and expected to vest as of January 31, 2015	695,000	23,295,008	23,990,008	1.00	6.6	63

Exercisable as of January 31, 2015	487,500	16,544,466	17,031,966	0.91	5.8	62

Included in the beginning balances outstanding in the table above are 3,000,000 options granted to the Company’s Chief Executive Officer and President which vest based on service criteria and 3,000,000 options granted to the Company’s Chief Executive Officer and President which vest based on performance criteria.  The service-based conditions of these options provide for vesting to occur monthly over a period of three years.  Since the straight-line method is not available for performance or market-based share-based payments, the 3,000,000 performance-based options will be expensed on an accelerated basis once the Company determines it is probable that the performance-based conditions will be met.

Stock Purchase Warrants

As of January 31, 2015 and April 30, 2014, the Company had warrants outstanding for the purchase of 3,276,667 shares of its common stock, all of which were exercisable. Of these warrants, 1,266,667 were issued in connection with the April 2011 Private Placement and 1,860,000 were issued in connection with the January 2013 Private Placement and are accounted for as liabilities. The remaining 150,000 warrants, with an exercise price of $1.00, were accounted for as equity instruments and expired on July 31, 2014. Activity related to these warrants, which expire at various dates through April 2016, is summarized as follows (dollars in thousands):

			Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value

Outstanding, May 1, 2014	3,276,667	$0.61	2.9	$984
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	(150,000)	-	-	-

Outstanding, January 31, 2015	3,126,667	$0.60	2.3	$-

The warrants issued in connection with both the April 2011 Private Placement and January 2013 Private Placement contain certain exercise price reset provisions. Under these provisions, the exercise price of the warrants may be adjusted downward should the Company have future sales of its Common Stock for no consideration or for a consideration per share less than the Per Share Price (as such term is defined in the April 2011 Private Placement and January 2013 Private Placement). These exercise price reset provisions resulted in a downward adjustment to the exercise price of the warrants issued in the April 2011 Private Placement from $0.90 to $0.50.

The Company has accounted for the warrants issued in connection with the April 2011 Private Placement and January 2013 Private Placement as a liability based on the exercise price reset provisions described above. This liability, which is recorded at fair value on the accompanying consolidated balance sheets, totaled $0.8 million at the time of the close of the January 2013 Private Placement Agreement. As of January 31, 2015 and April 30, 2014, the fair value of these warrants was $0.6 million and $2.01 million, respectively. The change in fair value of these warrants has been, and will be, recognized as other income (expense) on the Company’s consolidated statements of operations. The fair value of these warrants was calculated by the Monte Carlo simulation valuation method. Assumptions used to calculate the fair value of these warrants were as follows:

	January 31,	April 30,
	2015	2014

Expected term in years	1.2 - 3.0	1.9 - 3.7
Risk-free interest rates	0.6% - 1.05%	0.4% - 1.17%
Volatility	73% - 100%	95% - 113%
Dividend yield	0%	0%

The Company estimated the volatility based upon the applicable look-back periods or historical volatility observed for the Company. For the Risk-free rate the Company used the yield on a T-bill with maturity closest to the expected time to the warrant expiration.

In addition to the assumptions above, the Company also takes into consideration whether or not the Company would participate in another round of financing and if that financing is registered or not and what that stock price would be for the financing at that time.

The Company will continue to adjust the warrant liability for changes in fair value until the earlier of the exercise of the warrants, at which time the liability will be reclassified to stockholders' equity, or expiration of the warrants.

The Company has granted demand registration rights in connection with the investment in common shares and the common shares underlying the warrants for both the April 2011 Private Placement and January 2013 Private Placement. These rights include the requirement of the Company to file certain registration statements within a specified time period and to have these registration statements declared effective within a specified time period. If the Company is not able to comply with these registration requirements, the Company will be required to pay cash penalties equal to 1.0% of the aggregate Purchase Price paid by the investors for each 30-day period in which a Registration Default, as defined in the Securities Purchase Agreement, exists. These penalties are subject to a 10% limit of the aggregate Purchase Price paid by the investors. The Company may become subject to these penalty provisions if it fails to have a registration statement for the common shares declared effective, or to maintain the effectiveness of such registration statement. The total amount of potential penalties under this registration payment arrangement ranges from $50 to $130 for each 30-day period in which a registration default exists; however, as of January 31, 2015 and April 30, 2014, and through the date of this filing, the Company does not believe these penalties to be probable and accordingly, has not established an accrual for such registration payment arrangements.

Note 7. Share-Based Payments

Stock-based compensation in the amount of $2.8 million and $2.4 million was recognized for years ended April 30, 2014 and 2013, respectively.   Stock-based compensation costs were recorded as follows (in thousands):

	Year Ended April 30,
	2014	2013

General and administrative	$2,298	$1,984
Sales and marketing	352	263
Research and development	36	37
TOS cost of sales	56	20
POS cost of sales	65	72

Total stock-based compensation expense	$2,807	$2,376

2010 Equity Incentive Plan

On February 18, 2011, shareholders owning a majority of the issued and outstanding shares of the Company executed a written consent approving the 2010 Equity Incentive Plan (“2010 Equity Plan”). The purpose of the 2010 Equity Plan is to grant (i) Non-statutory Stock Options; (ii) Restricted Stock Awards; and (iii) Stock Appreciation Rights (collectively, stock-based compensation) to its employees, directors and non-employees. Total stock awards under the 2010 Equity Plan shall not exceed 30,000,000 shares of common stock. Options and Stock Appreciation Rights expire no later than ten years from the date of grant and the awards vest as determined by the Board of Directors. Options and Stock Appreciation Rights have a strike price not less than 100% of the fair market value of the common stock subject to the option or right at the date of grant.

2008 Equity Incentive Plan

The Company has previously granted (i) Non-statutory Stock Options; (ii) Restricted Stock Awards; and (iii) Stock Appreciation Rights (collectively, stock-based compensation) to its employees, directors and non-employees under a 2008 Equity Incentive Plan (the “2008 Equity Plan”).  Such awards may be granted by the Company’s Board of Directors.  Options granted under the 2008 Equity Plan expire no later than ten years from the date of grant and the awards vest as determined by the Board of Directors.

For share-based payments to non-employee consultants under both the 2010 and 2008 Equity Incentive Plan, the fair value of the share-based consideration issued is used to measure the transaction, as management believes this to be a more reliable measure of fair value than the services received.  The fair value of the award is expensed over the period service is provided to the Company; however, it is ultimately measured at the price of the Company’s common stock or the fair value of stock options using the Black-Scholes valuation model on the date that the commitment for performance by the non-employee consultant has been reached or performance is complete, which is generally the vesting date of the award.

Director Compensation Plan

On December 12, 2013, the Compensation Committee of the Board of Directors of the Company adopted changes to the Director Compensation Plan of 2010 (the “Director Plan”) effective commencing December 1, 2013.  Under the Director Plan, independent directors of the Company are entitled to an annual award of a five-year option to purchase 100,000 shares of the Company’s common stock, and the Chairman of the Board of the Company is entitled to an annual award of a five year option to purchase 200,000 shares of the Company’s common stock.  Independent directors who serve as chairperson of a committee will also receive an annual grant of a five-year option to purchase 20,000 shares of the Company’s unregistered common stock. All options issued under the Director Plan vest quarterly at a rate of 25%. Option grants will typically be issued after the annual shareholder meeting which will generally be held in September of each year. New directors will receive a grant upon joining the Board equal to the pro-rata annual grant for the remainder of the year.

Stock Option Grants

Black-Scholes assumptions used to calculate the fair value of options granted during the years ended April 30, 2014 and 2013 were as follows:

	Year Ended April 30,
	2014	2013

Expected term in years	3.0 - 6.0	3.0 - 6.0
Risk-free interest rates	0.7% - 2.4%	0.7% - 1.3%
Volatility	84% - 102%	88% - 104%
Dividend yield	0%	0%

The weighted average fair value of stock options granted during the years ending April 30, 2014 and 2013, was $0.96 and $0.41, respectively. The Company’s stock options activity and related information as of and for the years ended April 30, 2014 and 2013 is as follows (dollars in thousands):

					Weighted
				Weighted	Average
		Directors		Average	Remaining	Aggregate
	Non-	and		Exercise	Contractual	Intrinsic
	Employees	Employees	Total	Price	Life (Years)	Value

Outstanding, May 1, 2013	765,000	13,125,205	13,890,205	$0.85	7.0	$89,000
Granted	-	9,793,332	9,793,332	1.23
Exercised	-	(33,750)	(33,750)	0.63
Canceled	-	-	-	-
Forfeited	-	(72,500)	(72,500)	0.82
Expired	-	(226,250)	(226,250)	0.73

Outstanding, April 30, 2014	765,000	22,586,037	23,351,037	1.01	7.5	$985,000

Vested and expected to vest as of April 30, 2014	765,000	22,586,037	23,351,037		7.5	$985,000

Exercisable as of April 30, 2014	522,292	13,042,285	13,564,577	0.85	6.1	$927,000

					Weighted
				Weighted	Average
		Directors		Average	Remaining	Aggregate
	Non-	and		Exercise	Contractual	Intrinsic
	Employees	Employees	Total	Price	Life (Years)	Value

Outstanding, May 1, 2012	1,410,000	13,456,038	14,866,038	$0.88	7.6	$-
Granted	130,000	611,250	741,250	0.41
Exercised	-	-	-	-
Canceled	-	(25,000)	(25,000)	0.62
Forfeited	-	(551,250)	(551,250)	0.72
Expired	(775,000)	(365,833)	(1,140,833)	0.95

Outstanding, April 30, 2013	765,000	13,125,205	13,890,205	0.85	7.0	$89,000

Vested and expected to vest as of April 30, 2013	765,000	13,125,205	13,890,205		7.0	$89,000

Exercisable as of April 30, 2013	458,334	10,886,120	11,344,454	0.86	6.9	$54,000

Included in the balances outstanding in the table above are 3,000,000 options (which vest based on service criteria) granted to the Company’s Chief Executive Officer and its President as of November 5, 2013 as part of their new employment agreements. In addition to the above, there are 3,000,000 additional options granted to the Company’s Chief Executive Officer and President which vest based on both service and performance criteria.  The service-based conditions of these options provide for vesting to occur monthly over a period of three years.  The service-based options, like all of the Company’s service-based options, are expensed on a straight-line basis.  Since the straight-line method is not available for performance or market-based share-based payments, the 3,000,000 performance-based options will be expensed on an accelerated basis once the Company determines it is probable that the performance-based conditions will be met.

Restricted Stock Grants

A summary of the activity related to restricted stock grants for the years ended April 30, 2014 and 2013 is as follows (dollars in thousands):

	2014		2013
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Total	Fair Value	Total	Fair Value
	Shares	Per Share	Shares	Per Share

Nonvested, beginning of period	50,000	$0.30	25,000	$0.75
Granted	-	-	100,000	0.30
Vested	(50,000)	0.30	(75,000)	0.45
Forfeited	-	-	-
Expired	-	-	-

Nonvested, end of period	-	-	50,000	0.30

The total fair value of shares vested during the years ended April 30, 2014 and 2013 was $15,000 and $34,000, respectively. As of April 30, 2014, there was no unrecognized stock compensation expense related to nonvested restricted stock awards.

Stock Purchase Warrants

As of April 30, 2014, the Company had warrants outstanding for the purchase of 3,276,667 shares of its common stock, all of which were exercisable. Of these warrants, 1,266,667 were issued in connection with the April 2011 Private Placement and 1,860,000 were issued in connection with the January 2013 Private Placement and are accounted for as liabilities as further discussed in Note 7. The remaining 150,000 warrants are accounted for as equity instruments and expire July 31, 2014. Activity related to these warrants, which expire at various dates through April 2016, is summarized as follows (dollars in thousands):

Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value

Outstanding, May 1, 2013	3,276,667	$0.61	3.9	$-
Granted	-	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-

Outstanding, April 30, 2014	3,276,667	$0.61	2.9	$984,333

Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Years)	Value

Outstanding, May 1, 2012	1,416,667	$0.50	3.8	$-
Granted	1,860,000	0.66	4.8
Exercised	-	-
Forfeited	-	-
Expired	-	-

Outstanding, April 30, 2013	3,276,667	$0.61	3.9	$-